SUBSEQUENT EVENT (Details Textual) (Subsequent Event [Member], Restricted Stock [Member], Cardigant Medical, Inc. [Member])	1 Months Ended
Sep. 23, 2014
Subsequent Event [Member] | Restricted Stock [Member] | Cardigant Medical, Inc. [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	209,976,000